Income Taxes Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Income Taxes Disclosure

10. Income Taxes

The Company has non-capital losses carried forward of $1,167,105 available to offset taxable income in future years which expires beginning in fiscal 2026.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26% (2014 - 26%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2015 $	2014 $

Loss before income tax	(65,470)	(542,512)
Statutory tax rate	26%	26%
Expected tax recovery	(17,022)	(141,053)

Permanent differences and other	1,079	5,198
Expiry of non-capital loss	96,858	229,428
Change in valuation allowance	(80,915)	(93,573)

Provision for income taxes	--	--

The significant components of deferred income tax assets and liabilities at December 31, 2015 and 2014, are as follows:

	2015 $	2014 $

Deferred income tax assets (liability)

Non-capital losses carried forward	303,447	385,441
Marketable securities	18,463	17,384

Total gross deferred income tax assets	321,910	402,825

Valuation allowance	(321,910)	(402,825)

Net deferred income tax asset	--	--